COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,532)	(1,027)	(654)
Changes during the year	(318)	(719)	(379)
Tax impact	51	214	6
Changes after tax during the year	(267)	(505)	(373)
Balance at the end of the period	(1,799)	(1,532)	(1,027)
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(476)	(66)	69
Changes during the year	(190)	(563)	(136)
Tax impact	45	153	1
Changes after tax during the year	(145)	(410)	(135)
Balance at the end of the period	(621)	(476)	(66)
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	461	480	429
Changes during the year	16	(21)	61
Tax impact	(3)	2	(10)
Changes after tax during the year	13	(19)	51
Balance at the end of the period	474	461	480
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,203)	(1,288)	(1,033)
Changes during the year	(99)	85	(255)
Changes after tax during the year	(99)	85	(255)
Balance at the end of the period	(1,302)	(1,203)	(1,288)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(28)	(11)	(15)
Changes during the year	7	(20)	3
Tax impact	(5)	3	1
Changes after tax during the year	2	(17)	4
Balance at the end of the period	(26)	(28)	(11)
Pension and OPEB Actuarial Gain/(Loss) Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(286)	(142)	(104)
Changes during the year	(52)	(200)	(52)
Tax impact	14	56	14
Changes after tax during the year	(38)	(144)	(38)
Balance at the end of the period	(324)	(286)	(142)